Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,064	$ 3,089
Short-term bank deposits	1,392	862
Governmental grant receivable		17
Other receivables and prepaid expenses	133	322
Inventories	928	1,226
TOTAL CURRENT ASSETS	4,517	5,516
NON-CURRENT ASSETS:
Right-of-use assets	181	330
Property and equipment, net	89	130
TOTAL NON-CURRENT ASSETS	270	460
TOTAL ASSETS	4,787	5,976
CURRENT LIABILITIES:
Accounts payables	93	157
Advance payments	12	83
Convertible promissory note		770
Accrued payroll and other employment related accruals	541	402
Accrued expenses	165	392
Lease liabilities	163	291
TOTAL CURRENT LIABILITIES	974	2,095
Lease liabilities		21
TOTAL LIABILITIES	974	2,116
SHAREHOLDERS’ EQUITY
Ordinary shares, NIS 0.01 par value: Authorized 50,000,000 as of June 30, 2025 and December 31, 2024; issued and outstanding 2,287,830 shares as of June 30, 2025 and 707,463 shares as of December 31, 2024	67	67
Additional paid-in capital	36,563	32,895
Accumulated losses	(32,817)	(29,102)
TOTAL SHAREHOLDERS’ EQUITY	3,813	3,860
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,787	$ 5,976